Debt, Scheduled Principal Repayments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Principal Repayments [Abstract]
December 31, 2023	$ 15,666
December 31, 2024	36,416
December 31, 2025	13,072
December 31, 2026	13,072
December 31, 2027 and thereafter	162,399
Total	240,625	$ 98,650
Financing Costs [Abstract]
Net additions in deferred financing costs	3,417	$ 1,204
Level 2 [Member]
Principal Repayments [Abstract]
Fair value of debt outstanding	$ 238,893